SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Schedule of restricted stock awards activities

			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
Unvested at January 1, 2022	65,768	2.83	0.62
Granted	5,400,000	—	—
Vested	5,445,833	0.02	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2022	19,935	3.13	—
Unvested at January 1, 2023	—	—	—
Granted	—	—	—
Vested	—	—	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2023	19,935	3.13	—